Note 1. Nature of Operations	12 Months Ended
Oct. 31, 2012
Nature of Operations [Text Block]
1.      Nature of Operations

Nordion Inc. (Nordion or the Company) is a global health science company that provides market-leading products and services used for the prevention, diagnosis and treatment of disease. The Company’s operations are organized into three business segments: Targeted Therapies, Sterilization Technologies and Medical Isotopes as well as certain corporate functions and activities reported as Corporate and Other.